Transactions with related parties (Details) - Transactions and balances - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Transactions With Related Parties
Receivables and other assets	€ 1,797	€ 1,563	€ 2,794
Payables and other liabilities	4,571	4,818	3,897
Guarantees	7,893	8,041	8,503
Revenues	3,276	4,478	11,028
Costs	17,403	15,888	15,347
Other operating (expense) income	201	17	3,306
Individual amount limit to be included in other related parties	50	50	50
Joint ventures and associates and investments in unconsolidated entities controlled by Eni
Transactions With Related Parties
Receivables and other assets	906	663	853
Payables and other liabilities	3,160	3,554	3,018
Guarantees	7,893	8,041	8,503
Revenues	472	383	439
Costs	12,052	10,882	8,884
Other operating (expense) income	(195)	(165)	(597)
Joint ventures and associates
Transactions With Related Parties
Receivables and other assets	729	498	706
Payables and other liabilities	3,150	3,540	3,004
Guarantees	7,687	7,845	8,301
Revenues	435	358	417
Costs	12,034	10,852	8,869
Other operating (expense) income	(195)	(165)	(597)
Agiba Petroleum Co
Transactions With Related Parties
Receivables and other assets	4	1	17
Payables and other liabilities	126	194	71
Costs	256	308	224
Cardon IV SA
Transactions With Related Parties
Receivables and other assets	1	24
Payables and other liabilities	77	142
Revenues	4	4
Costs	(2)	1
Angola LNG Ltd
Transactions With Related Parties
Costs			79
Coral FLNG SA
Transactions With Related Parties
Receivables and other assets	12	4	10
Guarantees	1,411	1,327	1,378
Revenues	15	6	12
Costs	(3)
Azule Group
Transactions With Related Parties
Receivables and other assets	59	113	320
Payables and other liabilities	399	475	517
Guarantees	3,343	3,156	3,268
Revenues	76	86	46
Costs	2,290	2,146	1,152
Saipem Group
Transactions With Related Parties
Receivables and other assets	41	5	3
Payables and other liabilities	186	235	195
Guarantees	9	9	9
Revenues	52	6	9
Costs	1,253	768	452
SeaCorridor Group
Transactions With Related Parties
Receivables and other assets	105	29
Payables and other liabilities	27	29
Revenues	1	1
Costs	242	357
Vårgrønn Group
Transactions With Related Parties
Receivables and other assets	1
Guarantees	886	1,321	1,259
Ithaca Energy Plc
Transactions With Related Parties
Receivables and other assets	188
Payables and other liabilities	76
Costs	366
Other operating (expense) income	(138)
Karachaganak Petroleum Operating BV
Transactions With Related Parties
Receivables and other assets	31	17	27
Payables and other liabilities	292	250	251
Costs	1,198	1,183	1,347
Lotte Versalis Elastomers Co Ltd
Transactions With Related Parties
Receivables and other assets	6
Payables and other liabilities	14
Revenues	3
Costs	51
Mellitah Oil & Gas BV
Transactions With Related Parties
Receivables and other assets	56	49	58
Payables and other liabilities	52	20	144
Revenues	11	16	9
Costs	523	517	234
Mozambique Rovuma Venture SpA
Transactions With Related Parties
Receivables and other assets	26
Payables and other liabilities	2
Revenues	31
Costs	53
Petrobel Belayim Petroleum Co
Transactions With Related Parties
Receivables and other assets	23	58	33
Payables and other liabilities	509	885	595
Costs	562	870	944
Societa Oleodotti Meridionali SpA
Transactions With Related Parties
Receivables and other assets	12	11	6
Payables and other liabilities	491	473	433
Revenues	16	19	16
Costs	11	12	14
Societe Centrale Electrique du Congo SA
Transactions With Related Parties
Receivables and other assets	97	74	47
Revenues	104	79	74
Var Energi ASA
Transactions With Related Parties
Receivables and other assets	30	51	58
Payables and other liabilities	828	764	722
Guarantees	1,918	2,013	2,378
Revenues	48	58	84
Costs	5,047	4,487	4,085
Other operating (expense) income	(57)	(165)	(597)
Other joint ventures and associates
Transactions With Related Parties
Receivables and other assets	37	62	127
Payables and other liabilities	71	73	76
Guarantees	120	19	9
Revenues	74	83	167
Costs	187	203	338
Investments in unconsolidated entities controlled by Eni
Transactions With Related Parties
Receivables and other assets	177	165	147
Payables and other liabilities	10	14	14
Guarantees	206	196	202
Revenues	37	25	22
Costs	18	30	15
Eni BTC Ltd
Transactions With Related Parties
Guarantees	195	183	190
Industria Siciliana Acido Fosforico ISAF SPA
Transactions With Related Parties
Receivables and other assets	161	152	139
Payables and other liabilities	3	4	4
Guarantees		1	1
Revenues	10	12	15
Other unconsolidated subsidiaries
Transactions With Related Parties
Receivables and other assets	16	13	8
Payables and other liabilities	7	10	10
Guarantees	11	12	11
Revenues	27	13	7
Costs	18	30	15
Entities controlled by the Government
Transactions With Related Parties
Receivables and other assets	574	677	1,762
Payables and other liabilities	1,092	1,050	763
Revenues	2,770	4,054	10,555
Costs	4,715	4,401	6,007
Other operating (expense) income	396	182	3,903
Cassa Depositi e Prestiti Group
Transactions With Related Parties
Receivables and other assets	3	5	2
Payables and other liabilities	25	33	47
Revenues		2	3
Costs	65	69	86
Enel Group
Transactions With Related Parties
Receivables and other assets	33	95	438
Payables and other liabilities	153	168	264
Revenues	46	93	97
Costs	798	497	275
Other operating (expense) income	(28)	(109)	484
Italgas Group
Transactions With Related Parties
Receivables and other assets	1	1	218
Payables and other liabilities	186	149	8
Revenues	5	8	84
Costs	612	(20)
Snam Group
Transactions With Related Parties
Receivables and other assets	196	245	763
Payables and other liabilities	436	352	25
Revenues	219	1,157	1,767
Costs	1,342	1,625	873
Terna Group
Transactions With Related Parties
Receivables and other assets	104	85	119
Payables and other liabilities	116	61	159
Revenues	386	400	612
Costs	350	317	701
Other operating (expense) income	10	8	(18)
GSE - Gestore Servizi Energetici
Transactions With Related Parties
Receivables and other assets	201	230	207
Payables and other liabilities	110	219	225
Revenues	1,805	2,104	7,786
Costs	1,548	1,875	4,039
Other operating (expense) income	414	283	3,437
ITA Airways - Italia Trasporto Aereo SpA
Transactions With Related Parties
Receivables and other assets	13	5	3
Revenues	238	238	179
Other entities controlled by government
Transactions With Related Parties
Receivables and other assets	23	11	12
Payables and other liabilities	66	68	35
Revenues	71	52	27
Costs		38	33
Other related parties
Transactions With Related Parties
Receivables and other assets	1	1
Payables and other liabilities	3	2	2
Revenues	2	1	1
Costs	37	36	39
Groupement Sonatrach – Eni «GSE»
Transactions With Related Parties
Receivables and other assets	316	222	179
Payables and other liabilities	316	212	114
Revenues	32	40	33
Costs	599	€ 569	€ 417
Pension funds
Transactions With Related Parties
Payables and other liabilities	2
Costs	26
Supplementary Healthcare Fund for Managers of Eni Group Companies (FISDE)
Transactions With Related Parties
Payables and other liabilities	1
Costs	5
Eni Enrico Mattei Foundation
Transactions With Related Parties
Costs	4
Eni Foundation
Transactions With Related Parties
Costs	€ 2